                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ________________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 717 Texas Ave., Suite 3001
         Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Russell Hawkins
Title: Manager
Phone: 713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins                     Houston, Texas   January 28, 2011
-------------------------------------   --------------   ----------------
[Signature]                              [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total: $  953,014
                                        (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                                                                     VOTING AUTHORITY
                                                          VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER  -------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ACE LTD NEW (SWITZERLAND)      COM            h0023r105    60556  972782 SH       Sole              972782
ALLEGHANY CORP DEL COM         COM            017175100     3411   11132 SH       Sole               11132
AMGEN INC                      COM            031162100    16470  300000 SH       Sole              300000
AON CORPORATIONCMN             COM            037389103    55230 1200400 SH       Sole             1200400
AUTOMATIC DATA PROC            COM            053015103    92560 2000000 SH       Sole             2000000
CHUBB CORP                     COM            171232101   119280 2000000 SH       Sole             2000000
COCA COLA CMN                  COM            191216100    82212 1250000 SH       Sole             1250000
DIAGEO PLC SPON ADR (NEW)      COM            25243q205    30265  407173 SH       Sole              407173
EXXON MOBIL CORP               COM            30231g102    14624  200000 SH       Sole              200000
INTEL CORP                     COM            458140100    84120 4000000 SH       Sole             4000000
JOHNSON & JOHNSON              COM            478160104    40202  650000 SH       Sole              650000
MARSH & MCLENNAN COS INC       COM            571748102    10936  400000 SH       Sole              400000
OAKTREE CAP GROUP LLC UNIT CL  COM                        105750 3000000 SH       Sole             3000000
PHILIP MORRIS INTL INC COM     COM            718172109   103598 1770000 SH       Sole             1770000
ROYAL DUTCH SHELL PLC SPON ADR COM            780259107   123339 1850000 SH       Sole             1850000
SPDR S&P500 QT PUT OPT120.0000 PUT            9edc4g0e2    10460   40000 SH       Sole               40000